Related party balances and transactions (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Related party balances and transactions
Repayments for constructions to related parties	$ 4,967	$ 98,017	$ 46,032	$ 1,110
Accounts payable to related parties	$ 6,588	130,022	140,328	67,521
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		44,254
Accounts payable to related parties		783
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		44,264
Ingenieros Civiles Asociados
Related party balances and transactions
Repayments for constructions to related parties			37,866	1,110
Empresas ICA, S.A.B. de C.V. “EMICA”
Related party balances and transactions
Accounts payable to related parties			18,763	10,558
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Related party balances and transactions
Accounts payable to related parties		82,501	74,266	41,287
Nacional Hispana Hoteles, S. de R. L. de C. V.
Related party balances and transactions
Accounts payable to related parties			5,316	14,559
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		7,985	6,110
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		3,612	8,166
Accounts payable to related parties		4,773	26,325
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		367	7,155
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		5,887
Accounts payable to related parties		1,496	1,760
Grupo ICA, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		16,592
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties		14,700
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		$ 825	$ 633	$ 1,117